Property, Plant and Equipment and Right of-Use Assets (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) m²	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 30, 2024 ft²
Property Plant and Equipment and Right of-Use Assets [Line Items]
Acquired amount			$ 1,557
Additional rental payments	$ 5,200
Additional right of use assets			100
Laboratory Equipment [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Acquired amount			700	$ 600
Property, Plant and Equipments [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Acquired amount			400	$ 400
ExoDx [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Acquired amount			1,600
Lease Agreement [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Additional right of use assets		$ 3,800
Area of land | m²		23,600
New Lease Agreements and Lease Reassessments [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Additional right of use assets			$ 3,300
Irvine [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Additional right of use assets	$ 900
Nijmegen [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Area of land | ft²					3,500